Restricted cash and escrow receivables (Details) ¥ in Millions, $ in Millions	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Restricted cash and escrow receivables
Restricted cash and escrow receivables	¥ 38,299	$ 5,304	¥ 36,424
Buyer protection fund deposits from merchants on the marketplaces
Restricted cash and escrow receivables
Restricted cash and escrow receivables	30,924		32,962
Others
Restricted cash and escrow receivables
Restricted cash and escrow receivables	¥ 7,375		¥ 3,462